FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
4. FAIR VALUE MEASUREMENTS
Certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy tables. The total fair value of these investments is included in the tables below to permit reconciliation of the fair value hierarchy to amounts presented in the investments footnote (Note 3). These investments have no unfunded commitments, redemption notice periods greater than seven days or other redemption restrictions. As of December 31, 2025 and 2024, there were no investments expected to be sold at a value materially different than NAV.
The table below sets forth the fair value of the investments by level, measured on a recurring basis and held by the DC Master Trust as of December 31, 2025:

	2025
$ in thousands	Level 1	Level 2	Total
DC Master Trust at fair value
Cash equivalents and short-term investment fund	$—	$78,177	$78,177
U.S. equities	4,048,009	—	4,048,009
Collateral held under securities lending agreements	—	200,064	200,064
Common/collective trust funds valued using NAV as a practical expedient			32,627,651
Total DC Master Trust at fair value	$4,048,009	$278,241	$36,953,901
The table below sets forth the fair value of the short-term investment fund, by level, measured on a recurring basis, and held by the Plan as of December 31, 2025:

	2025
$ in thousands	Level 1	Level 2	Total
State Street Bank and Trust Company short-term investment fund	$—	$85	$85
The table below sets forth the fair value of the investments by level, measured on a recurring basis and held by the DC Master Trust as of December 31, 2024:

	2024
$ in thousands	Level 1	Level 2	Total
DC Master Trust at fair value
Cash equivalents and short-term investment fund	$18	$93,041	$93,059
U.S. equities	3,594,037	—	3,594,037
Collateral held under securities lending agreements	—	693,505	693,505
Common/collective trust funds valued using NAV as a practical expedient			28,679,632
Total DC Master Trust at fair value	$3,594,055	$786,546	$33,060,233
The table below sets forth the fair value of the short-term investment fund, by level, measured on a recurring basis, and held by the Plan as of December 31, 2024:

	2024
$ in thousands	Level 1	Level 2	Total
State Street Bank and Trust Company short-term investment fund	$—	$2,109	$2,109